Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 25, 2014		Jun. 26, 2013		Jun. 27, 2012
Income taxes, net of refunds	$ 48,379		$ 60,291		$ 47,514
Interest, net of amounts capitalized	25,476	[1]	41,504	[1]	24,455	[1]
5.75% Notes [Member]
Interest, net of amounts capitalized			$ 15,300
5.75% Notes [Member]
Stated interest rate			5.75%

[1]	(a) Fiscal 2013 interest includes $15.3 million of interest paid upon retirement of the 5.75% notes in June 2013.